Business combinations - Acquisitions - MeDiNova (Details) - USD ($) $ in Thousands		9 Months Ended
	May 23, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill		$ 877,017		$ 756,260	$ 769,058
Cash outflows		$ 116,431	$ 1,645
MeDiNova
Business Acquisition [Line Items]
Cash	$ 7,719
Property, plant and equipment	670
Operating right-of-use assets	1,558
Goodwill	82,058
Intangible asset	5,972
Accounts receivable	3,488
Unbilled revenue	4,272
Prepayments and other current assets	406
Other receivables	819
Accounts payable	(5,484)
Payments on account	(5,796)
Other liabilities	(7,052)
Non-current lease liabilities	(1,128)
Non-current deferred tax liability	(1,226)
Net assets acquired	86,276
Cash outflows	39,282
Consideration payable	14,841
Working capital receivable	(439)
Redeemable noncontrolling interest	32,592
Total consideration (including redeemable noncontrolling interest)	$ 86,276